Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Feb. 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares K-1 Free Crude Oil Strategy ETF (OILK)(the “Fund”)Supplement dated June 22, 2022 to the Fund’s Summary Prospectus and Statutory Prospectusdated October 1, 2021, each as supplemented or amended* * * * *Effective June 22, 2022, the following change is being made to the Fund’s Principal Investment Strategies:Summary prospectus and statutory prospectusThe sixth full paragraph under the section “Principal Investment Strategies” is deleted in its entirety and replaced with the following:The Fund expects to gain exposure to WTI crude oil futures by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShares Advisors. Because the Fund intends qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets in the subsidiary at each quarter end of the Fund’s tax year. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.For more information, please contact the Fund at 1-888-776-3637.
Please retain this supplement for future reference.
ProShares K-1 Free Crude Oil Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares K-1 Free Crude Oil Strategy ETF (OILK)(the “Fund”)Supplement dated June 22, 2022 to the Fund’s Summary Prospectus and Statutory Prospectusdated October 1, 2021, each as supplemented or amended* * * * *Effective June 22, 2022, the following change is being made to the Fund’s Principal Investment Strategies:Summary prospectus and statutory prospectusThe sixth full paragraph under the section “Principal Investment Strategies” is deleted in its entirety and replaced with the following:The Fund expects to gain exposure to WTI crude oil futures by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShares Advisors. Because the Fund intends qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets in the subsidiary at each quarter end of the Fund’s tax year. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.For more information, please contact the Fund at 1-888-776-3637.
Please retain this supplement for future reference.